Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 171,659	$ 108,789	$ 340,124	$ 239,274
Voyage charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	80,721	3,450	153,504	12,634
Voyage charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	24,265	6,056	47,742	9,031
Voyage charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	11,979	0	23,600	0
Voyage charters - Full service lightering
Disaggregation of Revenue [Line Items]
Total revenues	27,363	20,634	55,124	47,819
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	144,328	30,140	279,970	69,484
Time charters - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	11,021	12,451	23,824	24,657
Time charters - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	3,957	14,120	10,154	26,751
Time charters - LR2
Disaggregation of Revenue [Line Items]
Total revenues	2,406	3,520	5,516	9,013
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	17,384	30,091	39,494	60,421
Other revenue - Ship-to-ship support services
Disaggregation of Revenue [Line Items]
Total revenues	6,902	11,947	14,235	20,230
Other revenue - Commercial management
Disaggregation of Revenue [Line Items]
Total revenues	2,138	2,684	4,196	6,336
Other revenue - LNG terminal management, consultancy and other
Disaggregation of Revenue [Line Items]
Total revenues	907	827	2,229	2,514
Other revenues
Disaggregation of Revenue [Line Items]
Total revenues	9,947	15,458	20,660	29,080
Net pool - Suezmax
Disaggregation of Revenue [Line Items]
Total revenues	0	19,418	0	47,441
Net pool - Aframax
Disaggregation of Revenue [Line Items]
Total revenues	0	7,492	0	18,363
Net pool - LR2
Disaggregation of Revenue [Line Items]
Total revenues	0	6,191	0	14,469
Net pool - MR2
Disaggregation of Revenue [Line Items]
Total revenues	0	(1)	0	16
Net pool revenues
Disaggregation of Revenue [Line Items]
Total revenues	0	$ 33,100	0	$ 80,289
Accounting Standards Update 2014-09
Disaggregation of Revenue [Line Items]
Increase in cost of services	67,500		128,800
Accounting Standards Update 2014-09 | Voyage charter revenues
Disaggregation of Revenue [Line Items]
Increase in voyage charter revenue	$ 67,500		$ 128,800
Charters Out [Member]
Disaggregation of Revenue [Line Items]
Lessor, Operating Lease, Renewal Term1			12 months